UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	December 31, 2011

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):[  ]  is a restatement.
				    [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management, LLC
Address:	5100 Poplar Avenue, Suite 805
		Memphis, TN  38137

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Casey McCandless
Title:			Chief Compliance OFficer
Phone:			901-763-4001
Signature, 			Place, 		Date of Signing:
Casey McCandless	Memphis, Tennessee	01/31/2012

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 1
Form 13F Information Table Entry Total:35
Form 13F Information Table Value Total:	55119

List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.
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

FORM 13F INFORMATION TABLE VOTING AUTHORITY

NAME OF ISSUER TITLE OF CLASS CUSIP VALUE (x$1000) SHARES/PRN AMT SH/PRN
 PUT/CALL INVSTMT DSCRETN OTHER MNGRS SOLE SHARED NONE

Benda Pharmaceuticals Inc Common 08165P108 491 22337998 SH Sole 22337998 0

Chevrontexaco Corp Common 166764100 255 2400 SH Sole 2400 0

China Housing and Land Develop Common 16939V103 4073 4072544 SH Sole 4072544
 0

China Housing and Land Develop Common 16939V103 1253 1253158 SH Other 01 0
1253158

China Pharma Hldgs Inc Com Common 16941T104 1420 2119946 SH Sole 2119946 0

China Pharma Hldgs Inc Com Common 16941T104 204 305191 SH Other 01 0 305191

China Ritar Power Corp Common 169423100 5110 6636145 SH Sole 6636145 0

China Ritar Power Corp Common 169423100 414 537849 SH Other 01 0 537849

China Sky One Med Inc Com Common 16941P102 1153 1164422 SH Sole 1164422 0

China Yida Hldg Co Com New Common 16945D204 6371 3335413 SH Sole 3335413 0

China Yida Hldg Co Com New Common 16945D204 355 185997 SH Other 01 0 185997

Conocophillips Nfs Llc Is Common 20825C104 14460 198431 SH Sole 198431 0

Conocophillips Nfs Llc Is Common 20825C104 3254 44652 SH Other 01 0 44652

Exxon Mobil Corporation Common 30231G102 297 3500 SH Sole 3500 0

Fushi Intl Inc Com Common 36113C101 1504 199947 SH Sole 199947 0

Fushi Intl Inc Com Common 36113C101 588 78153 SH Other 01 0 78153

Jiangbo Pharmaceuticals Inc Common 47737R101 97 744696 SH Sole 744696 0

Liandi Clean Technology Inc Co Common 52989W105 2567 1316406 SH Sole 1316406
0

Murphy Oil Corp Common 626717102 446 8000 SH Sole 8000 0

Shengtai Pharmaceutical Inc Common 823214200 1854 1782471 SH Sole 1782471 0

Tianyin Pharmaceutical Co Inc Common 88630M104 2368 4013591 SH Sole 4013591 0

Tianyin Pharmaceutical Co Inc Common 88630M104 278 470340 SH Other 01 0 470340

Total Fina SA ADR Common 89151E109 5812 113723 SH Sole 113723 0

Total Fina SA ADR Common 89151E109 496 9700 SH Other 01 0 9700

         55119